UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED
ON FEBRUARY 14, 2001 (RESUBMITTED MARCH 1, 2001) PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2001.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 606013

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 13, 2001


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27
                                          ---

Form 13F Information Table Value Total:  $583,848
                                           -------

List of Other Included Managers:  None



                                Title/                       Value     Shrs or   Shrr/  Put/          Invest         Voting
   Name of Issuer               Class            CUSIP      (X1000)    Prn Amt   Prn    Call   Mang   Discrt  Sole   Shared    Other
   --------------               -----            -----      -------    -------   ---    ----   ----   ------  ----   ------    -----

AT&T CORP                      COM              001957109    29,738    1,717,700   Shr               Defined    0       171,770   0
AT&T CORP                      PUT              001957109    13,004        7,779   Shr    Put        Defined    0         7,779   0
BANK UTD CORP                  CLA              065412108       682       10,000   Shr               Defined    0        10,000   0
DELHAIZE AMER INC              CLA              246688105     1,488       84,100   Shr               Defined    0        84,100   0
DIAMND OFFSHRE DRILLING INC    SBNTCV3.75%07    25271CAA0     4,399    4,000,000   Prn               Defined    0     4,000,000   0
DIAMND OFFSHRE DRILLING INC    SBNTCV3.75%07    25271CAA0     4,399    4,000,000   Prn               Defined    0     4,000,000   0
DIAMND OFFSHRE DRILLING INC    DEBZEROCONV20    25271CAC6     8,303    1,650,000   Prn               Defined    0    16,500,000   0
DIAMND OFFSHRE DRILLING INC    DEBZEROCONV20    25271CAC6     8,303    1,650,000   Prn               Defined    0    16,500,000   0
FAIRFIELD CMNTYS INC           COMPAR$0.01      304231301    18,990    1,350,400   Prn               Defined    0     1,350,400   0
GLOBAL CROSSING LTD            COM              G3921A100       731        4,000   Shr   Call        Defined    0         4,000   0
GLOBAL CROSSING LTD            COM              G3921A100     3,578      250,000   Shr               Defined    0       250,000   0
HARCOURT GEN INC               COM              41163G101    14,300      250,000   Shr               Defined    0       250,000   0
HONEYWELL INTL INC             COM              438516106       313        3,033   Shr    Put        Defined    0         3,033   0
HONEYWELL INTL INC             COM              438516106   113,418    2,397,200   Shr               Defined    0     2,397,200   0
IMCLONE SYS INC                SUBNTCV144A05    45245WAA7     1,951    2,000,000   Shr               Defined    0     2,000,000   0
IMCLONE SYS INC                SUBNTCV144A05    45245WAA7     1,951    2,000,000   Shr               Defined    0     2,000,000   0
IMCLONE SYS INC                SUBNTCV5.5%05    45245WAD1     6,866    7,000,000   Prn               Defined    0     7,000,000   0
IMCLONE SYS INC                SUBNTCV5.5%05    45245WAD1     6,866    7,000,000   Prn               Defined    0     7,000,000   0
INTERMIDA COMNICTNS INC        COM              4588011      31,194    4,340,100   Shr               Define     0     4,340,100   0
PEPSICO INC                    COM              713448108    19,275      388,900   Shr    Put        Defined    0       388,900   0
QUAKER OATS CO                 COM              747402105    26,359      270,700   Shr               Defined    0       270,700   0
STMICROELECTRONICS N V         SUBLYONZERO09    861012AB8    63,173    5,200,000   Prn               Defined    0    52,000,000   0
STMICROELECTRONICS N V         SUBLYONZERO09    861012AB8    63,173    5,200,000   Prn               Defined    0    52,000,000   0
SUNRISE ASSISTED LIVING INC    SUBNTCV5.5%02    86768KAC0     4,534    5,000,000   Prn               Defined    0     5,000,000   0
SUNRISE ASSISTED LIVING INC    SUBNTCV5.5%02    86768KAC0     4,534    5,000,000   Prn               Defined    0     5,000,000   0
UNION CARBIDE CORP             CALL             905581104     1,325        1,108   Shr   Call        Defined    0         1,108   0
UNION CARBIDE CORP             COM              905581104   131,001    2,434,400   Shr               Defined    0     2,434,400   0
